Net Gain on Mortgage Loans Acquired for Sale - Summary of Net Gain on Mortgage Loans Acquired for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non cash gain:
Receipt of MSRs in mortgage loan sale transactions	$ 275,092	$ 154,474	$ 121,333
Provision for losses relating to representations and warranties provided in mortgage loan sales
Pursuant to mortgage loans sales	(3,254)	(5,771)	(4,255)
Reduction in liability due to change in estimate	(7,564)	0	0
Change in fair value of financial instruments held at period end:
Net gain on mortgage loans acquired for sale	106,442	51,016	35,647
PennyMac Financial Services, Inc. [Member]
Change in fair value of financial instruments held at period end:
Net gain on mortgage loans acquired for sale	9,224	7,575	4,252
Nonaffiliates [Member]
Cash loss:
Mortgage loans	(229,743)	(84,489)	(25,241)
Hedging activities	30,927	(17,742)	(57,161)
Cash gain, net of effects of cash hedging, on sale of mortgage loans acquired for sale	(198,816)	(102,231)	(82,402)
Non cash gain:
Receipt of MSRs in mortgage loan sale transactions	275,092	154,474	121,333
Provision for losses relating to representations and warranties provided in mortgage loan sales
Pursuant to mortgage loans sales	(3,254)	(5,771)	(4,255)
Reduction in liability due to change in estimate	7,564	0	0
Change in fair value of financial instruments held at period end:
IRLCs	(869)	(1,015)	4,412
Mortgage loans	(1,846)	(2,977)	3,825
Hedging derivatives	19,347	961	(11,518)
Total non cash portion of gain on mortgage loans acquired for sale	16,632	(3,031)	(3,281)
Net gain on mortgage loans acquired for sale	$ 97,218	$ 43,441	$ 31,395